Financial Risks - Summary of Income Received From Investments in RMBSs, SMBSs and ABSs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Gains and losses on total value of investments [line items]
Interest income	€ 476	€ 555
Total gains and losses on sale of assets	245	107
Total	721	662
Investments	12,446	17,090
Residential mortgage- backed securities [member]
Gains and losses on total value of investments [line items]
Interest income	174	215
Total gains and losses on sale of assets	95	61
Total	269	276
Investments	3,655	4,331
Commercial mortgage- backed securities (CMBSs) [member]
Gains and losses on total value of investments [line items]
Interest income	159	191
Total gains and losses on sale of assets	53	28
Total	212	219
Investments	4,086	6,155
Asset backed securities [member]
Gains and losses on total value of investments [line items]
Interest income	56	64
Total gains and losses on sale of assets	26	12
Total	82	75
Investments	2,327	3,532
ABSs - other [member]
Gains and losses on total value of investments [line items]
Interest income	87	85
Total gains and losses on sale of assets	71	7
Total	158	92
Investments	€ 2,378	€ 3,072